Goodwill, Intangible and Other Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Values for Major Classes of Intangible Assets

Summarized below are the carrying values for the major classes of intangible assets:

(dollars in millions)		December 31,
		2012		2011
	Weighted- Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	15	$129.5	$(36.8)	$136.6	$(26.4)
Trademark	15	7.4	(1.2)	7.4	(0.7)
Favorable leasehold interest	56	3.9	(0.2)	3.9	(0.1)

Total		$140.8	$(38.2)	$147.9	$(27.2)

Estimated Future Amortization Expense

Amortization expense for intangible assets subject to amortization was $16.4 million, $15.5 million and $9.2 million in 2012, 2011 and 2010, respectively. The following table presents estimated amortization expense for 2013 through 2017:

(dollars in millions)
2013	$16.9
2014	16.9
2015	14.6
2016	11.5
2017	9.4